Commitments and contingencies (Tables)	6 Months Ended
Sep. 30, 2022
Summary of Maximum Potential Amount of Future Payments under Guarantees	the MHFG Group is exposed to unlimited losses; therefore, the table shows the notional amounts of the contracts as a substitute for the maximum exposure.

	March 31, 2022	September 30, 2022

	(in billions of yen)
Performance guarantees	3,254	3,612
Guarantees on loans	419	409
Guarantees on securities	75	89
Other guarantees	2,899	3,683
Guarantees for the repayment of trust principal	22	19
Liabilities of trust accounts	478	529
Derivative financial instruments	36,484	44,900

Summary of Contractual Amounts with Regard to Undrawn Commitments
The table below summarizes the contractual amounts with regard to these undrawn commitments at March 31, 2022 and September 30, 2022:

	March 31, 2022	September 30, 2022

	(in billions of yen)
Commitments to extend credit (Note)	92,203	99,960
Commercial letters of credit	1,422	1,601

Total	93,625	101,561

Note:	Commitments to extend credit include commitments to invest in securities.

Performance guarantees, Guarantees on loans, Guarantees on securities and Other guarantees
Summary of Maximum Potential Amount of Future Payments under Guarantees
The table below presents the maximum potential amount of future payments of performance guarantees, guarantees on loans, guarantees on securities and other guarantees classified based on internal ratings at March 31, 2022 and September 30, 2022:

	March 31, 2022	September 30, 2022

	(in billions of yen)
Investment grade	5,336	6,228
Non-investment grade	1,311	1,565

Total	6,647	7,793

Note:	Investment grade in the internal rating scale generally corresponds to BBB- or above in the external rating scale.